Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2023		$ 35,005			$ 25,172,567	$ 10,662,274	$ 81,477	$ 35,951,323
Balance (in Shares) at Mar. 31, 2023	[1]	35,004,635
Share-based compensation		$ 5			11,742			$ 11,747
Share-based compensation (in Shares)		4,194	[1]					4,194
Acquisition of a subsidiary						(700,000)		$ (700,000)
Net income (loss)						3,667,133		3,667,133
Foreign currency translation adjustment							58,539	58,539
Balance at Sep. 30, 2023		$ 35,010			25,184,309	13,629,407	140,016	38,988,742
Balance (in Shares) at Sep. 30, 2023	[1]	35,008,829
Balance at Mar. 31, 2024		$ 37,017			28,903,950	11,713,813	(123,875)	40,530,905
Balance (in Shares) at Mar. 31, 2024	[1]	37,015,807
Share-based compensation		$ 11			29,933			$ 29,944
Share-based compensation (in Shares)		11,334	[1]					11,334
Net income (loss)						(450,421)		$ (450,421)
Foreign currency translation adjustment							(193,915)	(193,915)
Balance at Sep. 30, 2024		$ 37,028			$ 28,933,883	$ 11,263,392	$ (317,790)	$ 39,916,513
Balance (in Shares) at Sep. 30, 2024	[1]	37,027,141

[1]	The shares and per share information are presented on a retroactive basis to reflect the reclassification of Class A and Class B ordinary shares (Note 1).